Leuthold Global Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 66.77%
Air Freight & Logistics - 3.20%
Atlas Air Worldwide Holdings, Inc. (a)	1,446	$136,097
Cia de Distribucion Integral Logista Holdings SA (b)	5,107	101,913
Deutsche Post AG (b)	3,040	195,535
FedEx Corp.	761	196,825
Kintetsu World Express, Inc. (b)	3,400	88,229
PostNL NV (b)	23,517	102,256
Royal Mail PLC (b)	14,559	99,819
		920,674
Banks - 5.96%
Ameris Bancorp	1,784	88,629
Associated Banc-Corp.	4,347	98,199
Banco Santander SA - ADR	31,366	103,194
Bank Tabungan Negara Persero Tbk PT (a)(b)	597,800	72,453
Cadence Bank	2,658	79,182
Citigroup, Inc.	2,100	126,819
Citizens Financial Group, Inc.	3,319	156,823
FNB Corp.	7,810	94,735
Investors Bancorp, Inc.	6,845	103,702
Lloyds Banking Group PLC - ADR	35,990	91,775
Mebuki Financial Group, Inc. (b)	39,200	80,687
Mizuho Financial Group, Inc. - ADR	42,544	108,487
The PNC Financial Services Group, Inc.	1,050	210,546
Simmons First National Corp.	2,764	81,759
Societe Generale SA (b)	3,355	115,307
Valley National Bancorp	7,367	101,296
		1,713,593
Capital Markets - 5.46%
Evercore, Inc. - Class A	933	126,748
The Goldman Sachs Group, Inc.	900	344,295
Haitong Securities Co., Ltd. - H Shares (b)	72,000	63,832
LPL Financial Holdings, Inc.	1,214	194,349
Meritz Securities Co., Ltd. (b)	15,272	66,123
Morgan Stanley	4,410	432,886
Raymond James Financial, Inc.	1,777	178,411
Stifel Financial Corp.	2,289	161,191
		1,567,835
Commercial Banks - 0.85%
Barclays PLC - ADR	10,681	110,548
Wells Fargo & Co.	2,809	134,776
		245,324

Communications Equipment - 3.87%
Ciena Corp. (a)	1,998	153,786
Cisco Systems, Inc.	4,132	261,845
Juniper Networks, Inc.	3,672	131,127
Lumentum Holdings, Inc. (a)	1,250	132,213
NETGEAR, Inc. (a)	2,429	70,951
Spirent Communications PLC (b)	30,406	114,719
Telefonaktiebolaget LM Ericsson - Class B - ADR	12,520	136,092
Wistron NeWeb Corp. (b)	39,000	109,869
		1,110,602
Consumer Finance - 2.71%
Ally Financial, Inc.	2,587	$123,167
Capital One Financial Corp.	1,435	208,204
Credit Corp Group, Ltd. (b)	3,221	78,518
Discover Financial Services	1,411	163,055
OneMain Holdings, Inc.	1,601	80,114
Synchrony Financial	2,729	126,598
		779,656
Distributors - 0.44%
LKQ Corp.	2,089	125,403

Household Durables - 7.82%
Barratt Developments PLC (b)	11,611	117,903
Electrolux AB - Class B (b)	3,279	79,416
Forbo Holding AG (b)	27	55,312
Haier Smart Home Co., Ltd. - H Class (b)	30,000	126,880
Haseko Corp. (b)	7,900	97,994
KB Home	3,544	158,523
La-Z-Boy, Inc.	1,107	40,195
Lennar Corp. - Class A	2,302	267,400
LG Electronics, Inc. (b)	863	99,919
Meritage Homes Corp. (a)	2,178	265,847
Mohawk Industries, Inc. (a)	524	95,462
Redrow PLC (b)	11,746	112,101
Sony Group Corp. - ADR	1,543	195,035
TCL Electronics Holdings, Ltd. (b)	52,000	27,043
Toll Brothers, Inc.	3,107	224,916
Tri Pointe Homes, Inc. (a)	6,851	191,075
Whirlpool Corp.	393	92,221
		2,247,242
Interactive Media & Services - 2.62%
Alphabet, Inc. - Class A (a)	176	509,879
Meta Platforms, Inc. - Class A (a)	718	241,499
		751,378
IT Services - 2.51%
Accenture PLC - Class A (b)	820	339,931
NS Solutions Corp. (b)	2,600	80,172
TIS, Inc. (b)	4,200	124,892
Wipro, Ltd. - ADR	18,012	175,797
		720,792
Life Sciences Tools & Services - 3.65%
Charles River Laboratories International, Inc. (a)	502	189,144
Eurofins Scientific SE (a)(b)	1,133	140,369
Gerresheimer AG (b)	762	73,265
ICON PLC (a)(b)	319	98,794
Medpace Holdings, Inc. (a)	807	175,635
Siegfried Holding AG (b)	116	112,841
Syneos Health, Inc. (a)	1,403	144,060
Waters Corp. (a)	306	114,016
		1,048,124
Machinery - 0.77%
Indutrade AB (b)	7,268	221,900

Marine - 2.44%
AP Moller - Maersk A/S - Class B (b)	69	246,283
Evergreen Marine Corp Taiwan, Ltd. (b)	51,000	261,269
Matson, Inc.	1,121	100,923
Star Bulk Carriers Corp. (b)	4,134	93,718
		702,193
Metals & Mining - 4.13%
Anglo American PLC (b)	3,870	$159,181
BHP Group, Ltd. - ADR	3,050	184,068
Boliden AB (b)	2,296	88,533
Fortescue Metals Group, Ltd. (b)	7,920	111,329
Grupo Mexico SAB de CV (b)	37,200	162,168
Korea Zinc Co., Ltd. (a)(b)	193	83,042
Rio Tinto PLC - ADR	2,647	177,190
Sumitomo Metal Mining Co., Ltd. (b)	2,100	79,537
Ternium SA - ADR	3,267	142,180
		1,187,228
Oil, Gas & Consumable Fuels - 5.46%
Aker BP ASA (b)	3,893	119,704
Antero Midstream Corp.	13,301	128,754
APA Corp.	5,091	136,897
Canadian Natural Resources, Ltd. (b)	5,638	238,206
Enbridge, Inc. (b)	2,426	94,808
EOG Resources, Inc.	2,682	238,242
Inpex Corp. (b)	14,800	128,695
Lundin Energy AB (b)	3,349	119,836
PTT Exploration & Production PCL - NVDR	30,600	107,878
Tourmaline Oil Corp. (b)	3,684	118,941
Whiting Petroleum Corp. (a)	2,097	135,634
		1,567,595
Paper & Forest Products - 0.17%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,784

Professional Services - 0.80%
CACI International, Inc. (a)	545	146,719
ManTech International Corp. - Class A	1,159	84,526
		231,245
Semiconductors & Semiconductor Equipment - 9.83%
Amkor Technology, Inc.	5,093	126,255
Applied Materials, Inc.	2,089	328,725
ASM International NV (b)	822	362,845
Diodes, Inc. (a)	1,546	169,766
Globalwafers Co., Ltd. (b)	6,000	192,217
Intel Corp.	3,054	157,281
Lam Research Corp.	605	435,086
Marvell Technology, Inc.	3,165	276,906
Sino-American Silicon Products, Inc. (b)	26,000	221,441
SK Hynix, Inc. (b)	1,466	161,015
Skyworks Solutions, Inc.	1,112	172,516
SUMCO Corp. (b)	6,400	130,322
Taiwan Surface Mounting Technology Corp. (b)	20,000	89,068
		2,823,443
Specialty Retail - 0.52%
Penske Automotive Group, Inc.	1,404	150,537

Technology Hardware, Storage & Peripherals - 0.90%
HP, Inc.	4,180	157,461
Logitech International SA (b)	1,223	100,873
		258,334
Trading Companies & Distributors - 2.13%
Air Lease Corp.	1,740	76,960
ITOCHU Corp. (b)	3,500	107,079
Mitsui & Co., Ltd. (b)	4,400	104,271
Triton International, Ltd. (b)	2,134	128,531
WESCO International, Inc. (a)	1,494	196,595
		613,436
Wireless Telecommunication Services - 0.53%
America Movil SAB de CV - ADR	7,233	152,689
TOTAL COMMON STOCKS (Cost $13,853,030)		$19,187,007

INVESTMENT COMPANIES - 15.60%
Exchange Traded Funds - 15.60%
Invesco CurrencyShares Japanese Yen Trust (a)	8,531	$695,191
iShares Gold Trust (a)	7,889	274,616
iShares Floating Rate Bond ETF	5,786	293,524
iShares International Treasury Bond ETF	8,318	418,312
iShares MBS ETF	3,791	407,267
iShares TIPS Bond ETF	3,624	468,221
SPDR Bloomberg Short-Term High Yield Bond ETF	14,802	401,874
SPDR Gold Shares (a)	5,058	864,716
VanEck China Bond ETF	4,697	115,922
Vanguard Short-Term Inflation-Protected Securities ETF	10,577	543,658
TOTAL INVESTMENT COMPANIES (Cost $4,242,599)		$4,483,301

	Principal Amount	Fair Value
CORPORATE BONDS - 1.95%
Banks - 1.95%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$558,968
TOTAL CORPORATE BONDS (Cost $516,339)		$558,968

FOREIGN GOVERNMENT BONDS - 2.96%
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 474,000	$597,725
United Kingdom Gilt
4.750%, 12/07/2030 (b)	GBP 140,000	251,900
TOTAL FOREIGN GOVERNMENT BONDS (Cost $817,728)		$849,625

UNITED STATES TREASURY OBLIGATIONS - 0.57%
United States Treasury Notes - 0.57%
0.625%, 08/15/2030	$175,000	$163,379
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $164,129)		$163,379

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 9.39%
Money Market Funds - 9.39%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)(f)	2,697,379	$2,697,379
TOTAL SHORT-TERM INVESTMENTS (Cost $2,697,379)		$2,697,379

Total Investments (Cost $22,291,204) - 97.24%		$27,939,659
Other Assets in Excess of Liabilities - 2.76%		794,067
TOTAL NET ASSETS - 100.00%		$28,733,726

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
NVDR	Non Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2021.
(d)	Illiquid security. The fair value of these securities total $47,784 which represents 0.17% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$189,847	0.68%
British Pound	855,623	3.06
Canadian Dollar	118,941	0.42
Danish Krone	246,283	0.88
Euro	2,541,707	9.10
Hong Kong Dollar	265,539	0.95
Indonesian Rupiah	72,453	0.26
Japanese Yen	1,021,878	3.66
Mexican Peso	162,168	0.58
Norwegian Krone	119,704	0.43
South Korean Won	410,099	1.47
Swedish Krona	287,785	1.03
Swiss Franc	168,153	0.60
Taiwan New Dollar	873,864	3.13
Thai Baht	107,878	0.39
US Dollar	20,497,737	73.36
Total Investments	$27,939,659	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$373,915	1.34%
Bermuda	128,531	0.46
Canada	451,955	1.62
China	238,496	0.85
Denmark	246,283	0.88
France	713,032	2.55
Germany	268,800	0.96
Greece	93,718	0.34
Hong Kong	27,043	0.10
India	175,797	0.63
Indonesia	72,453	0.26
Ireland	438,725	1.57
Japan	1,325,400	4.74
Luxembourg	282,549	1.01
Mexico	314,857	1.13
Netherlands	465,101	1.66
Norway	119,704	0.43
South Korea	410,099	1.47
Spain	205,107	0.73
Sweden	645,777	2.31
Switzerland	269,026	0.96
Taiwan	873,864	3.13
Thailand	107,878	0.39
United Kingdom	1,235,136	4.42
United States	18,456,413	66.06
Total Investments	$27,939,659	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
December 31, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.07%
Aerospace & Defense - 0.07%
The Boeing Co.	38	$7,650
HEICO Corp.	30	4,326
TransDigm Group, Inc.	13	8,272
		20,248
Airlines - 0.01%
United Airlines Holdings, Inc.	96	4,203

Auto Components - 0.01%
Visteon Corp.	30	3,334

Automobiles - 0.03%
Ferrari NV (b)	38	9,835

Banks - 0.01%
Independent Bank Corp.	51	4,158

Beverages - 0.04%
The Boston Beer Co., Inc. - Class A	8	4,041
Brown-Forman Corp. - Class B	107	7,796
		11,837
Biotechnology - 0.02%
Seagen, Inc.	40	6,184

Building Products - 0.02%
Trex Co., Inc.	36	4,861

Capital Markets - 0.08%
CME Group, Inc. - Class A	40	9,138
Credit Suisse Group AG - ADR	770	7,423
MarketAxess Holdings, Inc.	17	6,992
		23,553
Chemicals - 0.14%
Air Products and Chemicals, Inc.	27	8,215
Ashland Global Holdings, Inc.	37	3,983
Ecolab, Inc.	38	8,914
International Flavors & Fragrances, Inc.	61	9,190
RPM International, Inc.	43	4,343
The Scotts Miracle-Gro Co.	27	4,347
		38,992
Commercial Services & Supplies - 0.10%
Cintas Corp.	21	9,306
MillerKnoll, Inc.	95	3,723
MSA Safety, Inc.	25	3,774
Ritchie Bros Auctioneers, Inc. (b)	65	3,979
Rollins, Inc.	217	7,424
		28,206
Consumer Finance - 0.01%
Green Dot Corp.	88	$3,189

Containers & Packaging - 0.03%
Ball Corp.	88	8,472

Diversified Consumer Services - 0.01%
Bright Horizons Family Solutions, Inc.	27	3,399

Electric Utilities - 0.04%
PG&E Corp.	844	10,246

Electrical Equipment - 0.02%
Plug Power, Inc.	131	3,698
Sunrun, Inc.	78	2,676
		6,374
Energy Equipment & Services - 0.03%
Baker Hughes, a GE Co. - Class A	342	8,228

Entertainment - 0.06%
Spotify Technology SA (b)	32	7,489
Take-Two Interactive Software, Inc.	48	8,531
		16,020
Food & Staples Retailing - 0.03%
Sysco Corp.	105	8,248

Food Products - 0.05%
Freshpet, Inc.	30	2,858
Hormel Foods Corp.	166	8,102
TreeHouse Foods, Inc.	101	4,094
		15,054
Health Care Equipment & Supplies - 0.07%
Insulet Corp.	30	7,982
Outset Medical, Inc.	89	4,102
STERIS PLC - ADR	32	7,789
		19,873
Health Care Providers & Services - 0.01%
Guardant Health, Inc.	30	3,001

Health Care Technology - 0.04%
Teladoc Health, Inc.	53	4,866
Veeva Systems, Inc. - Class A	25	6,387
		11,253
Hotels, Restaurants & Leisure - 0.15%
Aramark	114	4,201
DraftKings, Inc. - Class A	161	4,423
Hyatt Hotels Corp. - Class A	53	5,083
Las Vegas Sands Corp.	227	8,544
Planet Fitness, Inc. - Class A	50	4,529
Royal Caribbean Cruises, Ltd.	105	8,074
Wingstop, Inc.	29	5,011
Wynn Resorts, Ltd.	38	3,232
		43,097
Household Products - 0.06%
The Clorox Co.	46	$8,021
Kimberly-Clark Corp.	59	8,432
		16,453
Independent Power and Renewable Electricity Producers - 0.02%
Ormat Technologies, Inc.	59	4,679

Industrial Conglomerates - 0.03%
Roper Technologies, Inc.	17	8,362

Insurance - 0.03%
Erie Indemnity Co. - Class A	21	4,046
Goosehead Insurance, Inc. - Class A	29	3,772
		7,818
Interactive Media & Services - 0.05%
Match Group, Inc.	53	7,009
ZoomInfo Technologies, Inc.	115	7,383
		14,392
Internet & Direct Marketing Retail - 0.04%
Amazon.com, Inc.	2	6,669
Farfetch, Ltd. - Class A (b)	85	2,841
Fiverr International, Ltd. (b)	27	3,070
		12,580
IT Services - 0.15%
BigCommerce Holdings, Inc.	69	2,441
Block, Inc. - Class A	29	4,684
MongoDB, Inc.	15	7,940
Okta, Inc. - Class A	36	8,070
Repay Holdings Corp.	179	3,270
Snowflake, Inc.	27	9,146
Twilio, Inc. - Class A	31	8,164
		43,715
Leisure Products - 0.01%
YETI Holdings, Inc.	41	3,396

Life Sciences Tools & Services - 0.03%
Illumina, Inc.	22	8,370

Machinery - 0.03%
Illinois Tool Works, Inc.	34	8,391

Metals & Mining - 0.03%
Franco-Nevada Corp. (b)	53	7,329

Oil, Gas & Consumable Fuels - 0.01%
New Fortress Energy, Inc.	128	3,090

Pharmaceuticals - 0.04%
AstraZeneca PLC - ADR	152	8,854
Viatris, Inc.	269	3,640
		12,494
Professional Services - 0.04%
Clarivate PLC (b)	175	4,116
CoStar Group, Inc.	95	7,508
		11,624
Real Estate Investment Trusts (REITs) - 0.15%
Alexandria Real Estate Equities, Inc.	39	$8,696
Americold Realty Trust	103	3,377
Digital Realty Trust, Inc.	50	8,844
Equinix, Inc.	11	9,304
Equity Commonwealth	147	3,807
Realty Income Corp.	112	8,018
		42,046
Road & Rail - 0.02%
Uber Technologies, Inc.	166	6,960

Semiconductors & Semiconductor Equipment - 0.02%
Wolfspeed, Inc.	46	5,141

Software - 0.20%
Alteryx, Inc. - Class A	51	3,085
Appfolio, Inc. - Class A	34	4,116
Coupa Software, Inc.	15	2,371
Guidewire Software, Inc.	36	4,087
nCino, Inc.	63	3,456
Pegasystems, Inc.	36	4,025
Q2 Holdings, Inc.	52	4,131
RingCentral, Inc. - Class A	34	6,370
Splunk, Inc.	50	5,786
The Trade Desk, Inc. - Class A	78	7,148
Unity Software, Inc.	38	5,434
Zoom Video Communications, Inc. - Class A	43	7,908
		57,917
Textiles, Apparel & Luxury Goods - 0.03%
VF Corp.	110	8,054
TOTAL COMMON STOCKS (Proceeds $601,240)		$594,676

INVESTMENT COMPANIES - 9.09%
Exchange Traded Funds - 9.09%
Consumer Discretionary Select Sector SPDR Fund	123	$25,146
Consumer Staples Select Sector SPDR Fund	166	12,800
Industrial Select Sector SPDR Fund	219	23,173
Invesco QQQ Trust Series 1	65	25,860
iShares Expanded Tech-Software Sector ETF	44	17,497
iShares MSCI ACWI ETF	11,782	1,246,300
iShares MSCI EAFE ETF	12,070	949,667
iShares MSCI Emerging Markets ETF	4,862	237,509
iShares S&P 100 ETF	147	32,212
SPDR S&P 500 ETF Trust	28	13,299
Utilities Select Sector SPDR Fund	412	29,491
TOTAL INVESTMENT COMPANIES (Proceeds $2,325,379)		$2,612,954

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,926,619) - 11.16%		$3,207,630

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2021:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks
Air Freight & Logistics	$332,922	$587,752		$-	$920,674
Banks	1,445,146	268,447		-	1,713,593
Capital Markets	1,276,689	291,146		-	1,567,835
Commercial Banks	245,324	-		-	245,324
Communications Equipment	886,014	224,588		-	1,110,602
Consumer Finance	701,138	78,518		-	779,656
Distributors	125,403	-		-	125,403
Household Durables	1,530,674	716,568		-	2,247,242
Interactive Media & Services	751,378	-		-	751,378
IT Services	515,728	205,064		-	720,792
Life Sciences Tools & Services	721,649	326,475		-	1,048,124
Machinery	-	221,900		-	221,900
Marine	194,641	507,552		-	702,193
Metals & Mining	665,606	521,622		-	1,187,228
Oil, Gas & Consumable Fuels	1,091,482	476,113		-	1,567,595
Paper & Forest Products	-	-		47,784	47,784
Professional Services	231,245	-		-	231,245
Semiconductors & Semiconductor Equipment	1,666,535	1,156,908		-	2,823,443
Specialty Retail	150,537	-		-	150,537
Technology Hardware, Storage & Peripherals	258,334	-		-	258,334
Trading Companies & Distributors	402,086	211,350		-	613,436
Wireless Telecommunication Services	152,689	-		-	152,689
Total Common Stocks	13,345,220	5,794,003		47,784	19,187,007
Exchange Traded Funds	4,483,301	-		-	4,483,301
Corporate Bonds	-	558,968		-	558,968
Foreign Government Bonds	-	849,625		-	849,625
United States Treasury Obligations	-	163,379		-	163,379
Money Market Funds	2,697,379	-		-	2,697,379
Total Investments in Securities	$20,525,900	$7,365,975		$47,784	$27,939,659

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$594,676	$-		$-	$594,676
Exchange Traded Funds	2,612,954	-		-	2,612,954
Total Securities Sold Short	$3,207,630	$-		$-	$3,207,630

		Investments in Securities at Fair Value
Balance as of September 30, 2021		$47,863
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized depreciation		(79)	*
Purchases		-
Sales		-
Transfer into and/or out of Level 3		-
Balance as of December 31, 2021		$47,784	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2021:		$(79)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price in Hong Kong Dollar 2.95. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%.